STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 12 — STOCK-BASED COMPENSATION

The Company issued 1,478,915 options under the 2022 Equity Incentive plan to certain employees and consultants of the Company.

2022 Equity Incentive Plan

Stock option activity for the three months ended March 31, 2023 was as follows:

		Weighted-Average	Weighted-Average	Intrinsic
	Shares	Exercise Price	Remaining Life	Value
Outstanding at December 31, 2022	—	$—
Granted	1,478,915	5.20
Exercised	—	—
Cancelled	(13,098)	5.20
Outstanding at March 31, 2023	1,465,817	$5.20	9.84	$ 13,184
Exercisable as of March 31, 2023
Vested and expected to vest as of March 31, 2023	1,465,817	5.20	9.84	$ 13,184

As of March 31, 2023, there are no options that are exercisable.

The weighted-average grant date fair value of options granted during the three months ended March 31, 2023 was $2.91. During the three months ended March 31, 2023, no options were exercised, and no options were vested.

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of the stock options was estimated using the following weighted average assumptions for the three months ended March 31, 2023.

Dividend yield	0%
Expected volatility	55.0%
Risk-free interest rate	3.6%
Expected life	6.14 years

Dividend Rate—The expected dividend rate was assumed to be zero, as the Company had not previously paid dividends on common stock and has no current plans to do so.

Expected Volatility—The expected volatility was derived from the historical stock volatilities of several public companies within the Company’s industry that the Company considers to be comparable to the business over a period equivalent to the expected term of the stock option grants.

Risk-Free Interest Rate—The risk-free interest rate is based on the interest yield in effect at the date of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option’s expected term.

Expected Term—The expected term represents the period that the Company’s stock options are expected to be outstanding. The expected term of option grants that are considered to be “plain vanilla” are determined using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. For other option grants not considered to be “plain vanilla,” the Company determined the expected term to be the contractual life of the options.

Forfeiture Rate—The Company recognizes forfeitures as they occur.

The Company has recorded stock-based compensation expense for the three months ended March 31, 2023 related to the issuance of stock option awards to employees and nonemployees in the condensed consolidated statement of operations and comprehensive loss as follows:

Three Months Ended
March 31, 2023
Sales and marketing	$ 27,411
Research and development	46,764
General and administrative	151,960
$ 198,724

As of March 31, 2023, unamortized compensation expense related to unvested stock options (was approximately $4.0 million, which is expected to be recognized over a weighted average period of 3.6 years.

Restricted Common C shares

All previously issued restricted common C shares vested and terminated at the date of the merger on December 6, 2022.

A summary of non-vested restricted common C shares as of March 31, 2022 and changes during the year then ended is presented below:

		Weighted-Average
		Grant Date Fair Value
	Shares	per Share
Non-vested restricted common C shares as of December 31, 2021	912,692	$0.01
Granted	—	—
Vested	(73,724)	0.01
Forfeited	(6,875)	0.02
Non-vested restricted common C shares as of March 31, 2022 (1)	832,093	$0.02
(1)	As of March 31, 2022, there was less than $10,000 of total unrecognized compensation cost related to non- vested restricted common C shares that is expected to be recognized over a weighted-average period of approximately 2 years. The estimated forfeiture rate for restricted common C shares was 0% as of March 31, 2022.

The fair value of the 73,724 shares that vested during the three months ended March 31, 2022 was approximately $1,000.

Total stock compensation expense related to the restricted common C shares for the three months ended March 31, 2023 and 2022 was $0 and $0, respectively.

NOTE 14 — STOCK-BASED COMPENSATION

The Company issued 65,000 shares of restricted common C shares with a four- year vesting period during the year ended December 31, 2021; there were no issuances of restricted common C shares in the year ended December 31, 2022. 600,000 shares of the 2019 restricted common C shares vested upon consummation of the Business Combination on December 6, 2022. An additional 254,507 vested as per the vesting schedule, prior to consummation of the Business Combination.

A summary of non-vested restricted common C shares as of December 31, 2022 and changes during the year then ended is presented below:

		Weighted-Average
		Grant Date Fair Value
	Shares	per Share
Non-vested restricted common C shares as of December 31, 2021	912,692	$0.01
Granted	—	—
Vested	(854,507)	0.01
Forfeited	(58,185)	0.02
Non-vested restricted common C shares as of December 31, 2022	—	—

A summary of non-vested restricted common C shares as of December 31, 2021 and changes during the year then ended is presented below:

		Weighted-Average
		Grant Date Fair Value
	Shares	per Share
Non-vested restricted common C shares as of December 31, 2020	1,370,391	$0.01
Granted	65,000	0.08
Vested	(381,689)	0.01
Forfeited	(141,010)	0.02
Non-vested restricted common C shares as of December 31, 2021(1)	912,692	$0.01
(1)	As of December 31, 2021, there was $10,949 of total unrecognized compensation cost related to non- vested restricted common C shares that is expected to be recognized over a weighted-average period of 1.98 years. The estimated forfeiture rate for restricted common C share was 0% as of December 31, 2021.

The fair value of the 381,689 shares that vested during the year ended December 31, 2021 was approximately $4,100.

Total stock compensation expense for the years ended December 31, 2022 and 2021 was $2,156,915 and $4,712, respectively. Stock compensation expense related to the restricted common C shares was $11,915 and $4,712 for the years ended December 31, 2022 and 2021, respectively. Stock compensation expense related to the issuance of Series A Redeemable Convertible Preferred Stock to certain employees was $2,145,000 and $0 for the years ended December 31, 2022 and 2021, respectively. (See Note 12 – Redeemable Convertible Preferred Stock.)

For the year ended December 31, 2021, and until immediately prior to the Merger transaction, the fair values of the shares of the Company’s restricted common C stock were estimated on each grant date by the board of directors. In order to determine the fair value, the then board of directors considered, among other things, valuations prepared by an independent third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The fair value of the Company’s restricted common C stock was estimated using a two-step process. First, the Company’s enterprise value was established using generally accepted valuation methodologies, such as guideline public company and guideline company transactions. The enterprise value was allocated among the securities that comprise the capital structure of the Company using the option-pricing method. The option-pricing method treats all levels of the capital structure as call options on the enterprise’s value, with exercise price based on the “breakpoints” between each of the different claims on the securities. The inputs necessary for the option-pricing model include the current equity value (the enterprise value as previously calculated), breakpoints (the various characteristics for each class of equity, including liquidation preferences and priority distributions, in accordance with the Company’s certificate of incorporation, as amended and restated), term, risk-free rate, and volatility.